11. Stockholders' Equity (Details Narrative) - USD ($)							1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 15, 2018	Nov. 01, 2018	Oct. 17, 2018	Sep. 18, 2018	Aug. 13, 2018	May 07, 2018	Dec. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Oct. 03, 2017	Aug. 01, 2017	Mar. 14, 2017	Jan. 17, 2017	Jan. 10, 2017
Shares authorized							233,333,334	233,333,334		233,333,334	233,333,334
Reverse stock split											1-for-3 reverse stock split on November 4, 2016
Common shares outstanding							9,457,859	11,933,365		9,457,859	7,610,794
Preferred stock issued							2,120	2,120		2,120	3,530
Preferred stock outstanding							2,120	2,120		2,120	3,530
Proceeds from Warrant Exchange, Net								$ 668,558	$ 0	$ 0	$ 3,401,924
Stock price						$ 2.81	$ 2.16			$ 2.16
Stock issued for settlement, shares							60,000
Gross proceeds from sale of stock										$ 1,596,341	$ 5,699,534
Common Stock [Member]
Conversion of preferred stock, common stock issued										470,001	455,000
Series A Convertible Preferred Stock [Member]
Conversion of preferred stock, preferred stock converted										1,410	1,365
Convertible Preferred [Member]
Conversion price							$ 3.00			$ 3.00	$ 3.00
Private Transaction [Member]
Stock issued upon conversion of warrants, shares											1,171,689
Proceeds from Warrant Exchange											$ 3,866,573
Payment of offering costs											464,649
Proceeds from Warrant Exchange, Net											$ 3,401,924
Stock issued new, shares											1,171,689
Direct Offering [Member]
Stock price												$ 3.90
Stock issued new, shares											1,647,691
Direct Offering and Private Placement [Member]
Gross proceeds from sale of stock											$ 6,425,995
Consultant 2 [Member]
Stock price														$ 5.95
Stock issued for services, shares											8,410
Consultant [Member]
Stock price													$ 4.99
Stock issued for services, shares											6,012
Provider [Member]
Stock price		$ 2.27		$ 2.17	$ 2.64
Stock issued for services, shares		44,097		141,014	180,683	277,508
Investor [Member]
Stock price	$ 2.16		$ 2.45
Stock issued for services, shares	23,148		58,614
SPHE [Member]
Issuance of Common Shares for Debt Extinguishment (in shares)											301,231
Stock price																$ 4.945
SPHE [Member] | Consultant [Member]
Stock price															$ 4.945
Stock issued for services, shares											10,112